Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Current assets:
Cash and cash equivalents	$ 10,964	$ 7,759
Accounts receivable, net of allowance for doubtful accounts of $264 and $109 at June 30, 2017 and 2016, respectively	68,747	63,018
Inventory	4,560	4,415
Prepaid expenses	16,980	14,330
Other current assets	3,885	3,216
Total current assets	105,136	92,738
Other assets	20,502	18,065
Property and equipment, net	231,198	228,572
Oil and gas interests, net		5,398
Other intangible assets, net	55,518	58,734
Goodwill	141,454	141,669
Total assets	553,808	545,176
Current liabilities:
Accounts payable	1,101	8,946
Accrued expenses and other current liabilities	70,467	55,264
Total current liabilities	71,568	64,210
Long-term debt , net	291,347	269,672
Deferred income tax liability	43,865	42,083
Class B Series Three common share liability		2,768
Other liabilities	20,581	20,548
Total liabilities	427,361	399,281
Shareholders' equity
Preferred shares, no par value, unlimited shares authorized, none outstanding
Common shares, no par value, unlimited shares authorized, 94,631,743 and 91,903,515 issued and outstanding at June 30, 2017 and 2016, respectively	0	0
Paid in Share Capital	512,173	496,990
Accumulated deficit	(385,915)	(351,108)
Accumulated other comprehensive income	189	13
Total shareholders' equity	126,447	145,895
Total liabilities and shareholders' equity	$ 553,808	$ 545,176